UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Diane Meggs
Title:			Vice President of Operations
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diane Meggs		Chicago, Illinois		April 30, 1999

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:				0

Form 13F Information Table Entry Totals:			76

Form 13F Information Table Value Totals:			$152,073

List of Other Included Managers:

No.    13F File Number                          Name









                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip     (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
--------------------------------------------------------------------------------------------------------------------------------

A.C. Nielson                 Com        004833109     4047  149200Sh              Sole              100700       0   48500
Acxiom Corp.                 Com        005125109     1988   75000Sh              Sole               52500       0   22500
Alaska AirLines              Com        011659109     3064   64500Sh              Sole               43000       0   21500
Ann Taylor Stores            Com        036115103     3950   89400Sh              Sole               58100       0   31300
Apollo Group                 CL A       037604105     1882   63000Sh              Sole               45000       0   18000
Asyst Technology             Com        04648X107     1496  108800Sh              Sole               70800       0   38000
Autodesk                     Com        052769106     3300   81600Sh              Sole               60600       0   21000
Banco Santander              Com        059646109     2254  112700Sh              Sole               70500       0   42200
BeBe Stores                  Com        075571109     3485   85000Sh              Sole               54900       0   30100
Bright Horizons              Com        109195107     2433  111200Sh              Sole               61200       0   50000
CNet, Inc.                   Com        125945105     2672   29000Sh              Sole               19000       0   10000
Carreker-Antinori            Com        144433109     1592  233650Sh              Sole              153550       0   80100
Central Parking              Com        154785109     2877   83400Sh              Sole               57600       0   25800
Cheesecake Factory           Com        163072101     2166   91200Sh              Sole               63200       0   28000
Children's Place             Com        168905107     1913   71000Sh              Sole               48000       0   23000
Claire's Stores              Com        179584107     1579   52400Sh              Sole               36700       0   15700
Closure Medical              Com        189093107     2455   64600Sh              Sole               41600       0   23000
Cost Plus World Market       Com        221485105     4264  145165Sh              Sole               99915       0   45250
Coulter Pharmaceuticals      Com        222116105     1937   89050Sh              Sole               65950       0   23100
Covad                        Com        222814204     1315   20000Sh              Sole               13500       0    6500
Critical Path                Com        22674V100        7     100Sh              Sole                 100       0       0
Cutter & Buck                Com        232217109     2720   85000Sh              Sole               59000       0   26000
Cytyc Corporation            Com        232946103      698   50300Sh              Sole               34300       0   16000
DeVry, Inc.                  Com        251893103     1786   61600Sh              Sole               44000       0   17600
Digital River                Com        25388B104     3488   87200Sh              Sole               60200       0   27000
Documentum                   Com        256159104     1155   66700Sh              Sole               46700       0   20000
Doral Financial              Com        25811P100     3116  169600Sh              Sole              114100       0   55500
Education Management         Com        28139T101     2706   88000Sh              Sole               64200       0   23800
Engineering Animation        Com        292872108     4250  100900Sh              Sole               68200       0   32700
Flextronics                  Ord        Y2573F102     3142   61600Sh              Sole               43800       0   17800
Focal Medical                Com        343909107      919  131250Sh              Sole               98250       0   33000
Global Industries Ltd.       Com        379336100     2354  232500Sh              Sole               15800       0   74500
Greater Bay Bancorp.         Com        391648102     3051  105200Sh              Sole               73200       0   32000
Ha-Lo Industries             Com        404429102     2838  230500Sh              Sole              149250       0   81250
Harleysville Group           Com        412824104     1234   63700Sh              Sole               48000       0   15700
Heftel Broadcasting CorporatiCL A       422799106        8     200Sh              Sole                 200       0       0
Idexx laboratories           Com        45168D104     2146   89650Sh              Sole               57150       0   32500
Inhale Therapeutic Systems   Com        457191104        5     200Sh              Sole                 200       0       0
Jones Pharma                 Com        480236108        7     200Sh              Sole                 200       0       0
Kellstrom Industries         Com        488035106     1608  101300Sh              Sole               72100       0   29200
LJL Bio Systems              Com        501873103      954  224500Sh              Sole              166500       0   58000
Lam Research                 Com        512807108     1456   50200Sh              Sole               32700       0   17500
Lands End                    Com        515086106     2389   69000Sh              Sole               47200       0   21800
Legato Systems               Com        524651106     1967   38100Sh              Sole               23500       0   14600
Net Gravity                  Com        641114103     2276   55000Sh              Sole               41000       0   14000
Network Appliance            Com        64120L104     2076   41000Sh              Sole               26500       0   14500
Newport Corporation          Com        651824104     1142   92250Sh              Sole               66750       0   25500
Novoste Corp.                Com        67010C100     1908   79500Sh              Sole               60000       0   19500
Omega Research               Com        68211E101     1964  183800Sh              Sole              121600       0   62200
OneMain.Com                  Com        68267P109     1813   50000Sh              Sole               34100       0   15900
Oriental Financial Group     Com        68618W100     1447   51798Sh              Sole               36265       0   15533
Papa John's INTL.            Com        698813102     1961   44450Sh              Sole               31950       0   12500
Patterson Dental             Com        703412106     3252   75200Sh              Sole               54700       0   20500
Pediatrix Medical Group      Com        705324101        5     175Sh              Sole                 175       0       0
Peregrine Systems            Com        71366Q101     2357   70100Sh              Sole               44300       0   25800
PetsMart, Inc.               Com        716768106     2008  250000Sh              Sole              169500       0   80500
Photronics                   Com        719405102     1790   96100Sh              Sole               62300       0   33800
Power Wave                   Com        739363109     4120  145200Sh              Sole              101500       0   43700
Queens County Bancorp.       Com        748242104     3170  117400Sh              Sole               82300       0   35100
Renal Care Group Inc.        Com        759930100      696   35500Sh              Sole               23000       0   12500
Sabretek                     Com        78571U108     1510  100650Sh              Sole               63150       0   37500
Scotts Company               CL A       810186106     3293   88100Sh              Sole               60200       0   27900
Secure Computing             Com        813705100        2     200Sh              Sole                 200       0       0
Security Dynamics            Com        814208104     2257  121200Sh              Sole               77200       0   44000
Semtech                      Com        816850101        4     150Sh              Sole                 150       0       0
Shoe Carnival                Com        824889109      751   60100Sh              Sole               38100       0   22000
Smart Modular Technologies   Com        831690102     1543  103300Sh              Sole               73300       0   30000
Smith-Gardner                Com        832059109     2055  145500Sh              Sole               98000       0   47500
SportsLine USA               Com        848934105     1830   40100Sh              Sole               27500       0   12600
Unifirst                     Com        904708104     1407   66600Sh              Sole               45400       0   21200
Universal Electronics        Com        913483103     1879  150300Sh              Sole               95300       0   55000
Veeco Instruments            Com        922417100     1924   52100Sh              Sole               32100       0   20000
Ventana Medical Systems      Com        92276H106     2723  121700Sh              Sole               83700       0   38000
VerticalNet Inc.             Com        92532L107     2078   20000Sh              Sole               13100       0    6900
Veterinary Centers of AmericaCom        925514101     2147  152000Sh              Sole              116000       0   36000
Williams-Sonoma              Com        969904101        5     200Sh              Sole                 200       0       0
Ziff-Davis                   Com        989511100        7     200Sh              Sole                 200       0       0